Deferred Revenue	9 Months Ended
Sep. 30, 2022
Deferred Revenue
Deferred Revenue

17. Deferred Revenue

The following table includes a rollforward of the deferred revenue balance for each period presented:

	For the Nine Months Ended September 30,
	2021	2022
Deferred revenue—at beginning of the period	407,168	694,745
Additions	16,641,641	27,961,660
Recognition	(16,492,788)	(27,549,157)
Deferred revenue—at end of the period	556,021	1,107,248
Including: Deferred revenue, current	244,083	522,613
Deferred revenue, non‑current	311,938	584,635

Deferred revenue represents contract liabilities allocated to the performance obligations that are unsatisfied, or partially satisfied which primarily resulted from undelivered vehicles, uninstalled charging piles and other performance obligations identified in the vehicle sales contracts.

The Group expects that RMB522,613 of the transaction price allocated to unsatisfied performance obligation as of September 30, 2022 will be recognized as revenue during the period from October 1, 2022 to September 30, 2023. The remaining RMB584,635 will be recognized in October 1, 2023 and thereafter.